Common shares (Tables)	12 Months Ended
Dec. 31, 2015
Common Shares Tables
Common shares
	# of shares	$ value
As at December 31, 2012	39,554,959	$56,623,686
Transactions during the year ended December 31, 2013:
Conversion of Preferred Shares (note 10 (i))	2,000,000	3,256,400
Issued on exercise of stock options	16,667	13,234
Issued on exercise of US$ Warrants (see (i))	846,700	1,064,222
Transfer from contributed capital upon exercise of stock options	-	8,279
Transfer from fair value of US$ Warrants upon exercise (note 13 (ii))	-	374,500
As at December 31, 2013	42,418,326	61,340,321
Transactions during the year ended December 31, 2014:
Issued on exercise of stock options	482,665	288,066
Issued on exercise of US$ Warrants (see (i))	2,057,852	2,735,995
Transfer from contributed capital upon exercise of stock options	-	147,125
Transfer from fair value of US$ Warrants upon exercise (note 13)	-	1,280,800
As at December 31, 2014	44,958,843	65,792,307
Transactions during the year ended December 31, 2015:
Issued on exercise of stock options	347,266	335,946
Conversion of preferred shares (note 10 (ii))	8,000,000	232,600
Value assigned to acquisition of intellectual property (note 10 (ii))	-	18,448,000
Transfer from contributed capital upon exercise of stock options	-	242,700
As at December 31, 2015	53,306,109	85,051,553

Warrants issued
		exercise
	# of US$	proceeds
	warrants	received
Outstanding as at January 1, 2012	-	-
Issued in the 2012 Financings	4,502,821	-
US$ Warrants exercised in 2013	(846,700)	$1,064,222
Outstanding as at December 31, 2013	3,656,121	1,064,222
Activity in 2014:
US$ Warrants exercised in 2014	(2,057,852)	2,735,995
US$ Warrants expired in 2014	(1,598,269)	-
Outstanding as at December 31, 2014	-	$3,800,217